Condensed Financial Information of the Company - Summary of Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities	¥ (582,877)	$ (91,465)	¥ 55,243	¥ 199,828
Net cash generated from financing activities	584,319	91,692	23,395	2,236
Net increase in cash and cash equivalents	49,345	7,744	19,088	130,830
Cash, cash equivalents and restricted cash at the beginning of the period	249,720	39,186	230,632	99,802
Cash, cash equivalents and restricted cash at the end of the period	299,065	46,930	249,720	230,632
Parent | Reportable legal entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities	(554,427)	(87,001)	97	39
Net cash generated from financing activities	557,389	87,466
Net increase in cash and cash equivalents	2,962	465	97	39
Cash, cash equivalents and restricted cash at the beginning of the period	136	21	39
Cash, cash equivalents and restricted cash at the end of the period	¥ 3,098	$ 486	¥ 136	¥ 39